UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2013

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock INVESTMENTS

John Hancock Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2013

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Corporate Bonds 47.3%					$853,484,331

(Cost $848,487,564)

Consumer Discretionary 5.6%					100,479,286

Auto Components 0.3%
Allison Transmission, Inc. (S)	7.125	05/15/19		2,050,000	2,157,625
Dana Holding Corp.	6.000	09/15/23		2,955,000	2,881,125

Automobiles 1.2%
Ford Motor Company	6.625	10/01/28		645,000	713,170
Ford Motor Credit Company LLC	5.000	05/15/18		2,890,000	3,103,525
Ford Motor Credit Company LLC	5.875	08/02/21		11,220,000	12,175,619
Ford Motor Credit Company LLC	8.000	12/15/16		2,885,000	3,351,966
General Motors Financial Company, Inc. (S)	3.250	05/15/18		630,000	604,800
General Motors Financial Company, Inc. (S)	4.250	05/15/23		785,000	706,500
Hyundai Capital Services, Inc. (S)	4.375	07/27/16		1,585,000	1,677,680

Distributors 0.1%
Burlington Holdings LLC, PIK (S)	9.000	02/15/18		1,020,000	1,042,950

Hotels, Restaurants & Leisure 1.4%
Arcos Dorados Holdings, Inc. (S)	10.250	07/13/16	BRL	3,275,000	1,331,440
CCM Merger, Inc. (S)	9.125	05/01/19		2,495,000	2,607,275
Downstream Development Authority of the Quapaw Tribe of
Oklahoma (S)	10.500	07/01/19		1,655,000	1,659,138
Greektown Superholdings, Inc.	13.000	07/01/15		2,440,000	2,562,000
Landry's, Inc. (S)	9.375	05/01/20		2,610,000	2,782,913
Little Traverse Bay Bands of Odawa Indians (S)	9.000	08/31/20		1,195,000	1,171,100
Marina District Finance Company, Inc.	9.500	10/15/15		1,597,000	1,682,839
MGM Resorts International	8.625	02/01/19		1,430,000	1,605,175
Mohegan Tribal Gaming Authority (S)	9.750	09/01/21		1,400,000	1,424,500
RHP Hotel Properties LP (S)	5.000	04/15/21		510,000	474,300
Rivers Pittsburgh Borrower LP (S)	9.500	06/15/19		767,000	824,525
Seminole Indian Tribe of Florida (S)	6.535	10/01/20		2,594,000	2,749,640
Seminole Indian Tribe of Florida (S)	7.750	10/01/17		1,555,000	1,652,188
Waterford Gaming LLC (S)	8.625	09/15/14		616,528	229,636
Wok Acquisition Corp. (S)	10.250	06/30/20		2,040,000	2,264,400

Household Durables 0.2%
American Standard Americas (S)	10.750	01/15/16		820,000	864,075
Arcelik AS (S)	5.000	04/03/23		1,650,000	1,348,875
Toll Brothers Finance Corp.	4.375	04/15/23		770,000	704,550

Internet & Catalog Retail 0.3%
Expedia, Inc.	5.950	08/15/20		1,975,000	2,051,209
QVC, Inc.	4.375	03/15/23		2,170,000	2,024,649
QVC, Inc.	5.125	07/02/22		1,420,000	1,409,618

Media 0.9%
AMC Entertainment, Inc.	8.750	06/01/19		880,000	946,000
CBS Corp.	7.875	07/30/30		3,230,000	3,930,584
Cinemark USA, Inc.	4.875	06/01/23		1,780,000	1,637,600
Cinemark USA, Inc.	7.375	06/15/21		925,000	996,688
Cogeco Cable, Inc. (S)	4.875	05/01/20		710,000	681,600
Gibson Brands, Inc. (S)	8.875	08/01/18		850,000	871,250
Myriad International Holdings BV (S)	6.000	07/18/20		1,770,000	1,803,276
News America, Inc.	6.150	03/01/37		975,000	1,052,858
News America, Inc.	6.400	12/15/35		705,000	776,391

1

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Time Warner Cable, Inc.	8.250	04/01/19	2,360,000	$2,754,137

Multiline Retail 0.1%
Macy's Retail Holdings, Inc.	7.875	08/15/36	2,333,000	2,641,476

Specialty Retail 0.8%
AutoNation, Inc.	5.500	02/01/20	2,185,000	2,288,788
Hillman Group, Inc.	10.875	06/01/18	2,205,000	2,386,913
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750	10/15/19	2,915,000	3,002,450
L Brands, Inc.	6.625	04/01/21	3,585,000	3,809,063
New Look Bondco I PLC (S)	8.375	05/14/18	855,000	846,450
Toys R Us, Inc.	10.375	08/15/17	1,235,000	1,211,844
Toys R Us Property Company II LLC	8.500	12/01/17	655,000	689,388

Textiles, Apparel & Luxury Goods 0.3%
Burlington Coat Factory Warehouse Corp.	10.000	02/15/19	3,910,000	4,359,650
Hot Topic, Inc. (S)	9.250	06/15/21	1,925,000	1,953,875

Consumer Staples 2.6%				46,490,127

Beverages 0.2%
Ajecorp BV (S)	6.500	05/14/22	2,145,000	2,086,013
Crestview DS Merger Sub II, Inc. (S)	10.000	09/01/21	2,175,000	2,196,750

Food & Staples Retailing 0.9%
Rite Aid Corp.	9.250	03/15/20	3,600,000	4,072,500
Safeway, Inc.	4.750	12/01/21	925,000	934,465
Safeway, Inc.	5.000	08/15/19	5,820,000	6,138,435
Safeway, Inc.	7.250	02/01/31	1,315,000	1,404,241
Sun Merger Sub, Inc. (S)	5.875	08/01/21	600,000	598,500
Tops Holding Corp. (S)	8.875	12/15/17	960,000	1,060,800
Tops Holding II Corp., PIK (S)	8.750	06/15/18	1,725,000	1,733,625

Food Products 0.6%
B&G Foods, Inc.	4.625	06/01/21	1,390,000	1,290,963
Bunge, Ltd. Finance Corp.	8.500	06/15/19	2,236,000	2,717,125
Corporacion Pesquera Inca SAC (S)	9.000	02/10/17	2,205,000	2,205,000
KazAgro National Management Holding JSC (S)	4.625	05/24/23	1,385,000	1,211,875
Simmons Foods, Inc. (S)	10.500	11/01/17	3,495,000	3,713,438

Household Products 0.4%
Harbinger Group, Inc. (S)	7.875	07/15/19	2,555,000	2,638,038
The Sun Products Corp. (S)	7.750	03/15/21	1,890,000	1,852,200
YCC Holdings LLC, PIK	10.250	02/15/16	2,070,000	2,126,946

Personal Products 0.1%
Revlon Consumer Products Corp. (S)	5.750	02/15/21	2,000,000	1,905,000

Tobacco 0.4%
Alliance One International, Inc. (S)	9.875	07/15/21	5,700,000	5,215,500
Vector Group, Ltd.	7.750	02/15/21	1,345,000	1,388,713

Energy 4.8%				87,293,482

Energy Equipment & Services 0.8%
Astoria Depositor Corp., Series B (S)	8.144	05/01/21	3,790,000	3,752,100
Exterran Partners LP (S)	6.000	04/01/21	670,000	649,900
Key Energy Services, Inc.	6.750	03/01/21	1,890,000	1,866,375
Offshore Group Investment, Ltd.	7.125	04/01/23	1,665,000	1,599,574
Precision Drilling Corp.	6.625	11/15/20	1,405,000	1,478,763

2

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Energy (continued)

RKI Exploration & Production LLC (S)	8.500	08/01/21	1,900,000	$1,900,000
Rowan Companies, Inc.	4.875	06/01/22	1,990,000	2,031,088
Trinidad Drilling, Ltd. (S)	7.875	01/15/19	1,180,000	1,247,850

Gas Utilities 0.3%
DCP Midstream LLC (5.850% to 05/21/2023, then 3 month
LIBOR + 3.850%) (S)	5.850	05/21/43	2,710,000	2,513,525
DCP Midstream LLC (S)	9.750	03/15/19	2,675,000	3,384,306

Oil, Gas & Consumable Fuels 3.7%
Afren PLC (S)	10.250	04/08/19	1,260,000	1,430,100
Afren PLC (S)	11.500	02/01/16	1,200,000	1,371,000
BreitBurn Energy Partners LP	7.875	04/15/22	1,250,000	1,237,500
CNOOC Finance 2013, Ltd.	3.000	05/09/23	1,625,000	1,440,293
DCP Midstream Operating LP	3.875	03/15/23	1,500,000	1,368,146
Energy Transfer Partners LP	5.200	02/01/22	915,000	962,255
Energy Transfer Partners LP	9.700	03/15/19	2,140,000	2,733,730
Enterprise Products Operating LLC (7.000% to 06/01/2017,
then 3 month LIBOR + 2.778%)	7.000	06/01/67	4,085,000	4,330,100
Enterprise Products Operating LLC (8.375% to 08/01/2016,
then 3 month LIBOR + 3.708%)	8.375	08/01/66	1,570,000	1,746,625
EP Energy LLC	7.750	09/01/22	1,145,000	1,225,150
EV Energy Partners LP	8.000	04/15/19	2,370,000	2,370,000
Goodrich Petroleum Corp.	8.875	03/15/19	1,143,000	1,177,290
Halcon Resources Corp.	8.875	05/15/21	1,385,000	1,388,463
Hess Corp.	8.125	02/15/19	3,911,000	4,864,643
Kerr-McGee Corp.	6.950	07/01/24	3,665,000	4,314,115
Kinder Morgan Energy Partners LP	7.750	03/15/32	1,090,000	1,345,312
Lukoil International Finance BV (S)	3.416	04/24/18	4,655,000	4,573,538
MarkWest Energy Partners LP	6.500	08/15/21	1,414,000	1,502,375
Midstates Petroleum Company, Inc. (S)	9.250	06/01/21	3,160,000	3,002,000
Newfield Exploration Company	5.750	01/30/22	1,890,000	1,880,550
NuStar Logistics LP	8.150	04/15/18	1,446,000	1,615,169
Pacific Rubiales Energy Corp. (S)	5.125	03/28/23	1,920,000	1,699,200
Petrobras Global Finance BV	4.375	05/20/23	2,590,000	2,261,168
Petroleos de Venezuela SA	5.375	04/12/27	2,900,000	1,653,000
Petroleos Mexicanos	4.875	01/24/22	1,475,000	1,486,063
Rex Energy Corp. (S)	8.875	12/01/20	1,490,000	1,542,150
Summit Midstream Holdings LLC (S)	7.500	07/01/21	1,115,000	1,131,725
Targa Resources Partners LP	6.375	08/01/22	986,000	1,020,510
TransCanada Pipelines, Ltd. (6.350% to 05/15/2017, then 3
month LIBOR + 2.210%)	6.350	05/15/67	3,910,000	4,062,396
Williams Partners LP	5.250	03/15/20	4,060,000	4,334,947
WPX Energy, Inc.	6.000	01/15/22	1,805,000	1,800,488

Financials 15.7%				283,702,942

Capital Markets 2.7%
Jefferies Group, Inc.	6.875	04/15/21	3,720,000	4,135,208
Jefferies Group, Inc.	8.500	07/15/19	1,965,000	2,380,861
Macquarie Bank, Ltd. (S)	6.625	04/07/21	1,255,000	1,347,192
Macquarie Group, Ltd. (S)	6.000	01/14/20	1,495,000	1,608,125
Morgan Stanley	4.100	05/22/23	4,060,000	3,714,238
Morgan Stanley	5.500	01/26/20	3,210,000	3,507,740
Morgan Stanley	5.550	04/27/17	3,980,000	4,377,208
Morgan Stanley	5.750	01/25/21	3,130,000	3,450,249
Morgan Stanley	7.300	05/13/19	6,640,000	7,849,124

3

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Financials (continued)

The Goldman Sachs Group, Inc.	5.250	07/27/21		7,400,000	$7,892,374
The Goldman Sachs Group, Inc.	5.750	01/24/22		6,930,000	7,595,897

Commercial Banks 1.8%
Barclays Bank PLC (S)	10.179	06/12/21		1,395,000	1,788,013
Fifth Third Bancorp (5.100% to 06/30/2023, then 3 month
LIBOR + 3.033%) (Q)	5.100	06/30/23		2,940,000	2,646,000
HBOS PLC (S)	6.000	11/01/33		3,110,000	2,959,632
ICICI Bank, Ltd. (S)	4.700	02/21/18		2,325,000	2,260,505
ICICI Bank, Ltd. (S)	5.750	11/16/20		2,410,000	2,336,902
Nordea Bank AB (S)	3.125	03/20/17		2,945,000	3,046,184
PNC Financial Services Group, Inc. (4.850% to 06/01/2023,
then 3 month LIBOR + 3.040%) (Q)	4.850	06/01/23		2,150,000	1,892,000
Royal Bank of Scotland Group PLC	6.125	12/15/22		2,420,000	2,324,955
Santander Holdings USA, Inc.	4.625	04/19/16		555,000	582,978
Sberbank of Russia (S)	6.125	02/07/22		1,700,000	1,738,250
Synovus Financial Corp.	7.875	02/15/19		1,075,000	1,225,500
VTB Bank OJSC (9.500% to 12/06/2022, then 10 Year U.S.
Treasury + 8.067%) (Q)(S)	9.500	12/06/22		2,065,000	2,178,575
Wachovia Bank NA	5.850	02/01/37		1,915,000	2,130,012
Wells Fargo & Company, Series K (7.980% to 03/15/2018,
then 3 month LIBOR + 3.770%) (Q)	7.980	03/15/18		4,717,000	5,259,455

Consumer Finance 0.7%
Capital One Financial Corp.	4.750	07/15/21		3,250,000	3,413,231
Discover Bank	7.000	04/15/20		1,340,000	1,569,870
Discover Financial Services	5.200	04/27/22		2,795,000	2,887,470
DTEK Finance PLC (S)	7.875	04/04/18		2,860,000	2,695,550
Springleaf Finance Corp. (S)	6.000	06/01/20		2,285,000	2,119,338

Diversified Financial Services 4.0%
Alfa Bank OJSC (S)	7.750	04/28/21		695,000	732,356
Banco Santander Brasil SA (S)	8.000	03/18/16	BRL	6,000,000	2,263,249
Bank of America Corp.	3.300	01/11/23		1,645,000	1,517,180
Bank of America Corp.	5.000	05/13/21		4,855,000	5,131,070
Bank of America Corp.	5.700	01/24/22		2,765,000	3,045,540
Bank of America NA	5.300	03/15/17		895,000	975,392
Bank of Ceylon (S)	6.875	05/03/17		1,425,000	1,403,625
Citigroup, Inc.	3.500	05/15/23		1,475,000	1,326,777
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	5.250	05/30/23		1,700,000	1,674,500
Doric Nimrod Air Alpha 2013-1 Pass Through Trust (S)	6.125	11/30/19		1,400,000	1,407,000
General Electric Capital Corp. (P)	0.744	08/15/36		2,745,000	2,199,228
General Electric Capital Corp.	4.375	09/16/20		1,610,000	1,697,273
General Electric Capital Corp.	5.300	02/11/21		880,000	948,896
General Electric Capital Corp.	5.550	05/04/20		4,270,000	4,789,189
General Electric Capital Corp.	5.875	01/14/38		665,000	718,053
General Electric Capital Corp. (6.375% to 11/15/2017, then 3
month LIBOR + 2.289%)	6.375	11/15/67		1,170,000	1,234,350
General Electric Capital Corp. (7.125% until 06/15/2022, then
3 month LIBOR + 5.296%) (Q)	7.125	06/15/22		3,750,000	4,125,000
ING US, Inc. (5.650% to 05/15/2023, then 3 month LIBOR +
3.580%)	5.650	05/15/53		1,760,000	1,622,549
Intercorp Retail Trust (S)	8.875	11/14/18		750,000	805,313
iPayment, Inc.	10.250	05/15/18		2,810,000	2,093,450
JPMorgan Chase & Company	4.625	05/10/21		5,965,000	6,298,646

4

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

JPMorgan Chase & Company (5.150% to 05/01/2023, then 3
month LIBOR + 3.250%) (Q)	5.150	05/01/23	2,615,000	$2,301,200
JPMorgan Chase & Company (7.900% to 04/30/2018, then 3
month LIBOR + 3.470%) (Q)	7.900	04/30/18	2,840,000	3,131,100
Merrill Lynch & Company, Inc.	6.875	04/25/18	4,365,000	5,070,105
Merrill Lynch & Company, Inc.	7.750	05/14/38	1,395,000	1,672,740
Rabobank Nederland NV	3.950	11/09/22	1,050,000	998,412
Rabobank Nederland NV (11.000% to 06/30/2019, then 3
month LIBOR + 10.868%) (Q)(S)	11.000	06/30/19	3,579,000	4,630,331
SPL Logistics Escrow LLC (S)	8.875	08/01/20	1,216,000	1,276,800
The Bear Stearns Companies LLC	7.250	02/01/18	2,100,000	2,493,572
UBS AG	7.625	08/17/22	2,555,000	2,798,719
USB Realty Corp. (P)(Q)(S)	1.415	01/15/17	2,900,000	2,465,000

Insurance 3.0%
Aflac, Inc.	8.500	05/15/19	2,105,000	2,693,086
American International Group, Inc.	8.250	08/15/18	1,365,000	1,686,505
Aon PLC	4.250	12/12/42	1,580,000	1,347,457
AXA SA	8.600	12/15/30	1,695,000	2,008,575
CNA Financial Corp.	7.250	11/15/23	3,415,000	4,074,310
Glen Meadow Pass-Through Trust (6.505% to 02/15/2017,
then 3 month LIBOR + 2.125%) (S)	6.505	02/12/67	4,320,000	4,060,800
Liberty Mutual Group, Inc. (S)	5.000	06/01/21	4,540,000	4,768,870
Liberty Mutual Group, Inc. (S)	7.800	03/15/37	3,235,000	3,639,375
Lincoln National Corp.	8.750	07/01/19	1,955,000	2,509,358
Lincoln National Corp. (6.050% to 04/20/2017, then 3 month
LIBOR + 2.040%)	6.050	04/20/67	2,275,000	2,252,250
Lincoln National Corp. (7.000% to 05/17/2016, then 3 month
LIBOR + 2.358%)	7.000	05/17/66	915,000	928,725
MetLife, Inc.	6.400	12/15/36	1,940,000	1,949,700
Nippon Life Insurance Company (P)(S)	5.000	10/18/42	1,795,000	1,785,806
Onex USI Acquisition Corp. (S)	7.750	01/15/21	2,265,000	2,270,663
Pacific LifeCorp. (S)	6.000	02/10/20	1,190,000	1,328,850
Prudential Financial, Inc. (P)	5.200	03/15/44	760,000	684,000
Prudential Financial, Inc. (5.875% to 09/01/2022, then 3
month LIBOR + 4.175%)	5.875	09/15/42	2,555,000	2,491,125
Teachers Insurance & Annuity Association of America (S)	6.850	12/16/39	3,225,000	3,962,054
The Chubb Corp. (6.375% until 04/15/2017, then 3 month
LIBOR + 2.250%)	6.375	03/29/67	2,475,000	2,679,188
The Hanover Insurance Group, Inc.	6.375	06/15/21	735,000	795,537
Unum Group	7.125	09/30/16	1,785,000	2,036,208
White Mountains Re Group, Ltd. (7.506% to 06/30/2017, then
3 month LIBOR + 3.200%) (Q)(S)	7.506	06/30/17	2,375,000	2,430,328
WR Berkley Corp.	5.375	09/15/20	1,705,000	1,852,985

Real Estate Investment Trusts 2.9%
Corrections Corp. of America	4.625	05/01/23	2,235,000	2,078,550
DDR Corp.	4.625	07/15/22	535,000	535,612
DDR Corp.	7.500	04/01/17	5,350,000	6,207,348
DDR Corp.	7.875	09/01/20	715,000	866,524
Goodman Funding Pty, Ltd. (S)	6.375	04/15/21	3,120,000	3,403,365
Health Care REIT, Inc.	4.950	01/15/21	1,095,000	1,148,010
Health Care REIT, Inc.	6.125	04/15/20	4,995,000	5,618,861
Healthcare Realty Trust, Inc.	6.500	01/17/17	2,120,000	2,363,925
Highwoods Realty LP	5.850	03/15/17	4,325,000	4,725,936
Host Hotels & Resorts LP	3.750	10/15/23	1,085,000	990,577

5

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

Host Hotels & Resorts LP	5.250	03/15/22	2,420,000	$2,485,708
MPT Operating Partnership LP	6.375	02/15/22	1,685,000	1,714,488
MPT Operating Partnership LP	6.875	05/01/21	1,175,000	1,236,688
ProLogis International Funding II (S)	4.875	02/15/20	1,055,000	1,035,021
ProLogis LP	4.500	08/15/17	295,000	315,222
ProLogis LP	6.250	03/15/17	2,505,000	2,815,099
Realty Income Corp.	4.650	08/01/23	1,165,000	1,175,943
Ventas Realty LP	2.700	04/01/20	1,495,000	1,402,259
Ventas Realty LP	4.000	04/30/19	1,985,000	2,055,477
Ventas Realty LP	4.750	06/01/21	4,815,000	5,012,343
WEA Finance LLC (S)	6.750	09/02/19	1,520,000	1,792,340
Weyerhaeuser Company	7.375	03/15/32	3,410,000	4,098,690

Real Estate Management & Development 0.2%
CBRE Services, Inc.	5.000	03/15/23	930,000	862,575
General Shopping Investments, Ltd. (12.000% to 03/20/2017,
then 5 Year USGG + 11.052%) (Q)(S)	12.000	03/20/17	1,270,000	1,054,100
NANA Development Corp. (S)	9.500	03/15/19	1,785,000	1,767,150

Thrifts & Mortgage Finance 0.4%
Nationstar Mortgage LLC	7.875	10/01/20	2,050,000	2,162,750
Nationstar Mortgage LLC	9.625	05/01/19	1,755,000	1,965,600
Nationstar Mortgage LLC	10.875	04/01/15	2,690,000	2,817,775

Health Care 1.3%				23,958,766

Health Care Equipment & Supplies 0.3%
Alere, Inc.	7.250	07/01/18	2,250,000	2,430,000
MModal, Inc. (S)	10.750	08/15/20	3,245,000	2,628,450

Health Care Providers & Services 0.5%
HCA, Inc.	7.500	02/15/22	1,855,000	2,017,313
Medco Health Solutions, Inc.	7.125	03/15/18	2,445,000	2,931,147
National Mentor Holdings, Inc. (S)	12.500	02/15/18	3,385,000	3,621,950

Pharmaceuticals 0.5%
Endo Health Solutions, Inc.	7.250	01/15/22	2,295,000	2,346,638
Mylan, Inc. (S)	2.600	06/24/18	2,025,000	2,001,702
Mylan, Inc. (S)	7.875	07/15/20	3,685,000	4,205,366
VPII Escrow Corp. (S)	7.500	07/15/21	1,660,000	1,776,200

Industrials 6.5%				117,261,038

Aerospace & Defense 0.9%
Bombardier, Inc. (S)	7.750	03/15/20	1,190,000	1,328,338
Embraer Overseas, Ltd.	6.375	01/15/20	1,585,000	1,731,613
Huntington Ingalls Industries, Inc.	7.125	03/15/21	2,090,000	2,257,200
Kratos Defense & Security Solutions, Inc.	10.000	06/01/17	3,000,000	3,240,000
Textron Financial Corp. (6.000% to 02/15/2017, then 3 month
LIBOR + 1.735%) (S)	6.000	02/15/67	4,770,000	4,209,525
Textron, Inc.	5.600	12/01/17	2,195,000	2,401,466
Textron, Inc.	7.250	10/01/19	1,440,000	1,682,633

Airlines 2.4%
America West Airlines 2000-1 Pass Through Trust	8.057	07/02/20	593,567	644,021
American Airlines 2011-1 Class B Pass Through Trust (S)	7.000	01/31/18	4,565,735	4,679,878
American Airlines 2013-2 Class A Pass Through Trust (S)	4.950	01/15/23	2,550,000	2,524,500
British Airways PLC (S)	4.625	06/20/24	4,245,000	4,245,000
British Airways PLC (S)	5.625	06/20/20	1,135,000	1,152,025

6

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Industrials (continued)

Continental Airlines 1997-4 Class A Pass Through Trust	6.900	01/02/18		1,930,768	$2,012,825
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	09/15/17		534,985	562,430
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	02/02/19		953,928	1,030,242
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	04/02/18		305,434	314,979
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	04/19/22		2,324,702	2,475,808
Continental Airlines 2010-1 Class A Pass Through Trust	4.750	01/12/21		727,057	767,046
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	04/11/20		1,325,000	1,361,438
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	01/02/23		3,389,704	3,694,777
Delta Air Lines 2007-1 Class A Pass Through Trust	6.821	08/10/22		4,504,059	5,089,587
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	07/02/18		784,880	851,595
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	04/15/19		1,515,083	1,624,926
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	11/01/19		1,733,601	1,889,625
UAL 2009-1 Pass Through Trust	10.400	11/01/16		498,530	559,001
UAL 2009-2A Pass Through Trust	9.750	01/15/17		1,411,335	1,605,394
US Airways 2010-1 Class A Pass Through Trust	6.250	04/22/23		1,615,489	1,700,302
US Airways 2012-1 Class A Pass Through Trust	5.900	10/01/24		983,225	1,027,471
US Airways 2012-2 Class A Pass Through Trust	4.625	06/03/25		2,875,000	2,774,375

Building Products 0.5%
Masco Corp.	7.125	03/15/20		1,680,000	1,890,000
Owens Corning	4.200	12/15/22		2,710,000	2,617,117
Ply Gem Industries, Inc.	9.375	04/15/17		273,000	287,333
Voto-Votorantim Overseas Trading Operations NV (S)	6.625	09/25/19		2,145,000	2,290,860
Voto-Votorantim, Ltd. (S)	6.750	04/05/21		2,440,000	2,586,400

Commercial Services & Supplies 0.8%
Ahern Rentals, Inc. (S)	9.500	06/15/18		1,380,000	1,414,500
Casella Waste Systems, Inc.	7.750	02/15/19		2,385,000	2,379,038
Garda World Security Corp. (S)	9.750	03/15/17		1,035,000	1,104,175
Iron Mountain, Inc.	5.750	08/15/24		2,330,000	2,102,825
Iron Mountain, Inc.	6.000	08/15/23		3,080,000	3,056,900
Safway Group Holding LLC (S)	7.000	05/15/18		1,225,000	1,231,125
Steelcase, Inc.	6.375	02/15/21		2,525,000	2,768,087

Construction & Engineering 0.4%
Aeropuertos Dominicanos Siglo XXI SA (S)	9.250	11/13/19		2,725,000	2,806,750
Empresas ICA SAB de CV (S)	8.375	07/24/17		650,000	624,000
Tutor Perini Corp.	7.625	11/01/18		2,945,000	3,077,525

Electrical Equipment 0.1%
Coleman Cable, Inc.	9.000	02/15/18		1,460,000	1,551,250

Industrial Conglomerates 0.5%
General Electric Company	4.125	10/09/42		1,215,000	1,103,331
KOC Holding AS (S)	3.500	04/24/20		2,385,000	1,961,663
Odebrecht Finance, Ltd. (S)	7.125	06/26/42		2,725,000	2,370,750
Odebrecht Finance, Ltd. (Q)(S)	7.500	09/14/15		970,000	916,650
Odebrecht Finance, Ltd. (S)	8.250	04/25/18	BRL	2,850,000	979,484
Tenedora Nemak SA de CV (S)	5.500	02/28/23		1,380,000	1,290,300

Marine 0.2%
Navios South American Logistics, Inc.	9.250	04/15/19		3,910,000	4,222,800

Road & Rail 0.3%
Penske Truck Leasing Company LP (S)	3.750	05/11/17		2,515,000	2,592,864
The Kenan Advantage Group, Inc. (S)	8.375	12/15/18		2,335,000	2,440,075

Trading Companies & Distributors 0.4%
Air Lease Corp.	4.500	01/15/16		535,000	556,400

7

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Industrials (continued)

Air Lease Corp.	5.625	04/01/17	1,200,000	$1,287,000
Aircastle, Ltd.	6.250	12/01/19	1,360,000	1,417,800
Aircastle, Ltd.	7.625	04/15/20	885,000	980,138
Glencore Funding LLC (S)	4.125	05/30/23	2,625,000	2,323,028
International Lease Finance Corp. (S)	7.125	09/01/18	1,435,000	1,592,850

Information Technology 0.8%				13,897,755

Internet Software & Services 0.3%
Ancestry.com, Inc.	11.000	12/15/20	2,025,000	2,288,250
Baidu, Inc.	3.250	08/06/18	2,440,000	2,406,355
Healthcare Technology Intermediate, Inc., PIK (S)	7.375	09/01/18	1,275,000	1,294,125

IT Services 0.2%
Brightstar Corp. (S)	9.500	12/01/16	2,975,000	3,108,875

Software 0.3%
Aspect Software, Inc.	10.625	05/15/17	3,170,000	3,177,925
First Data Corp. (S)	11.750	08/15/21	1,735,000	1,622,225

Materials 4.5%				80,609,889

Chemicals 1.2%
Braskem Finance, Ltd. (S)	7.000	05/07/20	3,050,000	3,156,750
CF Industries, Inc.	7.125	05/01/20	3,500,000	4,104,671
Incitec Pivot Finance LLC (S)	6.000	12/10/19	1,920,000	2,085,615
LyondellBasell Industries NV	5.000	04/15/19	7,070,000	7,719,585
Methanex Corp.	5.250	03/01/22	2,320,000	2,400,511
Nufarm Australia, Ltd. (S)	6.375	10/15/19	1,005,000	1,005,000
Rain CII Carbon LLC (S)	8.250	01/15/21	1,225,000	1,225,000

Construction Materials 0.5%
American Gilsonite Company (S)	11.500	09/01/17	2,785,000	2,917,288
Cemex SAB de CV (S)	6.500	12/10/19	2,350,000	2,279,500
Magnesita Finance, Ltd. (Q)(S)	8.625	04/05/17	2,220,000	2,109,000
Severstal Columbus LLC	10.250	02/15/18	490,000	519,400
Vulcan Materials Company	7.500	06/15/21	630,000	701,058

Containers & Packaging 0.6%
ARD Finance SA, PIK (S)	11.125	06/01/18	2,210,517	2,365,253
Consolidated Container Company LLC (S)	10.125	07/15/20	2,011,000	2,171,880
Pretium Packaging LLC	11.500	04/01/16	780,000	834,600
Rock-Tenn Company	4.000	03/01/23	3,280,000	3,137,723
Tekni-Plex, Inc. (S)	9.750	06/01/19	1,470,000	1,646,400

Metals & Mining 1.7%
Allegheny Technologies, Inc.	5.950	01/15/21	965,000	992,189
Allegheny Technologies, Inc.	9.375	06/01/19	5,025,000	5,942,289
AngloGold Ashanti Holdings PLC	8.500	07/30/20	2,845,000	2,827,930
ArcelorMittal	10.350	06/01/19	1,695,000	2,008,575
Barrick Gold Corp. (S)	4.100	05/01/23	2,335,000	2,047,919
Commercial Metals Company	7.350	08/15/18	1,570,000	1,707,375
Edgen Murray Corp. (S)	8.750	11/01/20	1,810,000	1,810,000
Gerdau Trade, Inc. (S)	4.750	04/15/23	1,550,000	1,350,050
JMC Steel Group (S)	8.250	03/15/18	1,025,000	999,375
Metinvest BV (S)	8.750	02/14/18	2,330,000	2,201,850
OJSC Novolipetsk Steel (S)	4.450	02/19/18	1,050,000	1,013,460
Rain CII Carbon LLC (S)	8.000	12/01/18	2,070,000	2,090,700
SunCoke Energy, Inc.	7.625	08/01/19	1,606,000	1,706,375

8

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date		Par value^	Value

Materials (continued)

Thompson Creek Metals Company, Inc.	7.375	06/01/18		2,005,000	$1,709,263
Vedanta Resources PLC (S)	7.125	05/31/23		1,950,000	1,667,250
Walter Energy, Inc. (S)	9.875	12/15/20		1,820,000	1,519,700

Paper & Forest Products 0.5%
Georgia-Pacific LLC	7.250	06/01/28		900,000	1,085,257
International Paper Company	9.375	05/15/19		1,950,000	2,565,282
Neenah Paper, Inc. (S)	5.250	05/15/21		980,000	931,000
Westvaco Corp.	7.950	02/15/31		3,515,000	4,054,816

Telecommunication Services 3.0%					54,908,461

Diversified Telecommunication Services 2.0%
American Tower Corp.	3.400	02/15/19		1,580,000	1,577,839
American Tower Corp.	4.700	03/15/22		2,210,000	2,182,726
CenturyLink, Inc.	5.625	04/01/20		950,000	931,000
CenturyLink, Inc.	5.800	03/15/22		2,915,000	2,747,388
CenturyLink, Inc.	6.450	06/15/21		1,880,000	1,870,600
CenturyLink, Inc.	7.600	09/15/39		1,645,000	1,480,500
Crown Castle Towers LLC (S)	4.883	08/15/20		3,275,000	3,444,291
Crown Castle Towers LLC (S)	6.113	01/15/20		2,390,000	2,690,631
GTP Acquisition Partners I LLC (S)	4.704	05/15/18		3,440,000	3,321,213
GTP Acquisition Partners I LLC (S)	7.628	06/15/16		3,625,000	3,786,523
Oi SA (S)	9.750	09/15/16	BRL	3,440,000	1,254,343
PAETEC Holding Corp.	9.875	12/01/18		2,119,000	2,357,388
Telecom Italia Capital SA	6.999	06/04/18		2,130,000	2,302,364
Telecom Italia Capital SA	7.200	07/18/36		1,790,000	1,733,719
Telefonica Emisiones SAU	6.421	06/20/16		4,620,000	5,056,165

Wireless Telecommunication Services 1.0%
Clearwire Communications LLC (S)	12.000	12/01/15		1,805,000	1,904,275
Digicel Group, Ltd. (S)	8.250	09/30/20		2,455,000	2,602,300
MetroPCS Wireless, Inc. (S)	6.250	04/01/21		1,200,000	1,197,000
Millicom International Cellular SA (S)	4.750	05/22/20		1,485,000	1,405,181
SBA Tower Trust (S)	2.933	12/15/17		2,220,000	2,212,823
SBA Tower Trust (S)	3.598	04/15/18		2,545,000	2,503,819
SBA Tower Trust (S)	5.101	04/17/17		2,090,000	2,240,980
Softbank Corp. (S)	4.500	04/15/20		2,800,000	2,647,232
Verizon New York, Inc.	7.000	12/01/33		1,450,000	1,458,161

Utilities 2.5%					44,882,585

Electric Utilities 1.4%
Beaver Valley II Funding Corp.	9.000	06/01/17		566,000	569,543
BVPS II Funding Corp.	8.890	06/01/17		1,172,000	1,236,069
DPL, Inc.	7.250	10/15/21		2,975,000	3,034,500
Electricite de France SA (5.250% to 01/29/2023, then 10
Year Swap Rate + 3.709%) (Q)(S)	5.250	01/29/23		1,330,000	1,246,875
IPALCO Enterprises, Inc.	5.000	05/01/18		3,015,000	3,097,913
Israel Electric Corp., Ltd. (S)	5.625	06/21/18		3,040,000	3,093,881
Israel Electric Corp., Ltd. (S)	6.875	06/21/23		1,415,000	1,438,546
Israel Electric Corp., Ltd. (S)	7.250	01/15/19		2,720,000	2,899,724
NextEra Energy Capital Holdings, Inc. (6.650% to
06/15/2017, then 3 month LIBOR + 2.125%)	6.650	06/15/67		1,355,000	1,426,138
PNPP II Funding Corp.	9.120	05/30/16		544,000	562,275
PPL Capital Funding, Inc. (6.700% to 03/30/2017, then 3
month LIBOR + 2.665%)	6.700	03/30/67		2,860,000	2,960,100

9

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Utilities (continued)

Southern California Edison Company (6.250% to 02/01/2022,
then 3 month LIBOR + 4.199%) (Q)	6.250	02/01/22	1,710,000	$1,786,950
W3A Funding Corp.	8.090	01/02/17	1,206,010	1,200,499

Gas Utilities 0.0%
LBC Tank Terminals Holding Netherlands BV (S)	6.875	05/15/23	755,000	758,775

Independent Power Producers & Energy Traders 0.5%
AES Corp.	4.875	05/15/23	555,000	509,213
Exelon Generation Company LLC	4.250	06/15/22	2,805,000	2,744,810
Exelon Generation Company LLC	5.600	06/15/42	1,100,000	1,063,590
NRG Energy, Inc.	7.625	01/15/18	2,460,000	2,724,450
NRG Energy, Inc.	8.250	09/01/20	1,910,000	2,096,225

Multi-Utilities 0.6%
CMS Energy Corp.	5.050	03/15/22	4,039,000	4,334,259
Integrys Energy Group, Inc. (6.110% to 12/01/2016, then 3
month LIBOR + 2.120%)	6.110	12/01/66	3,915,000	4,012,875
Wisconsin Energy Corp. (6.250% to 05/15/2017, then 3
month LIBOR + 2.113%)	6.250	05/15/67	2,010,000	2,085,375

U.S. Government & Agency Obligations 22.9%				$413,489,998

(Cost $419,523,121)

U.S. Government 7.7%				139,533,715

U.S. Treasury
Bond	2.875	05/15/43	43,155,000	36,506,454
Note	1.875	06/30/20	14,360,000	14,062,705
Note	2.500	08/15/23	91,158,000	88,964,556

U.S. Government Agency 15.2%				273,956,283

Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03/01/43	7,449,466	7,112,494
30 Yr Pass Thru	3.500	05/01/42	5,281,579	5,258,679
30 Yr Pass Thru	3.500	06/01/42	12,869,935	12,814,133
30 Yr Pass Thru	4.500	11/01/39	9,010,673	9,487,956
30 Yr Pass Thru	5.000	04/01/41	4,166,734	4,480,704
30 Yr Pass Thru	6.500	06/01/37	64,811	71,695
30 Yr Pass Thru	6.500	10/01/37	181,747	201,072
30 Yr Pass Thru	6.500	11/01/37	369,701	408,958
30 Yr Pass Thru	6.500	12/01/37	177,181	196,043
30 Yr Pass Thru	6.500	02/01/38	108,877	120,461
30 Yr Pass Thru	6.500	09/01/39	3,127,058	3,459,806
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09/01/27	9,090,912	9,291,195
15 Yr Pass Thru	3.000	10/01/42	8,289,181	7,933,653
15 Yr Pass Thru	3.500	03/01/26	11,667,182	12,186,280
15 Yr Pass Thru	4.000	12/01/24	7,556,121	7,998,567
30 Yr Pass Thru	3.000	12/01/42	4,323,054	4,137,636
30 Yr Pass Thru	3.000	01/01/43	3,052,108	2,921,202
30 Yr Pass Thru	3.000	03/01/43	2,157,015	2,065,847
30 Yr Pass Thru	3.000	05/01/43	2,793,996	2,675,906
30 Yr Pass Thru	3.500	02/01/26	1,462,486	1,527,555
30 Yr Pass Thru	3.500	06/01/42	7,069,303	7,058,534
30 Yr Pass Thru	3.500	08/01/42	11,873,407	11,855,320
30 Yr Pass Thru	4.000	11/01/40	2,709,842	2,798,335

10

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

30 Yr Pass Thru	4.000	09/01/41	8,979,875	$9,295,573
30 Yr Pass Thru	4.000	09/01/41	5,826,736	6,022,477
30 Yr Pass Thru	4.000	10/01/41	4,211,626	4,353,110
30 Yr Pass Thru	4.500	02/01/41	16,408,668	17,317,554
30 Yr Pass Thru	4.500	06/01/41	17,206,244	18,202,323
30 Yr Pass Thru	4.500	07/01/41	7,523,366	7,958,899
30 Yr Pass Thru	5.000	11/01/33	958,745	1,031,798
30 Yr Pass Thru	5.000	10/01/34	1,005,930	1,082,309
30 Yr Pass Thru	5.000	09/01/40	10,447,907	11,224,409
30 Yr Pass Thru	5.000	09/01/40	10,600,281	11,520,612
30 Yr Pass Thru	5.000	02/01/41	7,842,988	8,590,102
30 Yr Pass Thru	5.000	03/01/41	8,630,240	9,425,377
30 Yr Pass Thru	5.000	04/01/41	13,336,122	14,377,291
30 Yr Pass Thru	5.000	04/01/41	2,892,440	3,150,796
30 Yr Pass Thru	5.500	05/01/35	4,475,847	4,869,407
30 Yr Pass Thru	5.500	04/01/36	1,241,157	1,347,576
30 Yr Pass Thru	5.500	05/01/36	5,486,147	5,958,255
30 Yr Pass Thru	5.500	01/01/39	4,591,798	4,982,638
30 Yr Pass Thru	6.000	02/01/37	1,319,397	1,438,840
30 Yr Pass Thru	6.000	05/01/37	527,399	574,722
30 Yr Pass Thru	6.000	07/01/38	4,974,530	5,493,123
30 Yr Pass Thru	6.500	01/01/39	6,231,801	6,895,034
30 Yr Pass Thru	6.500	03/01/39	358,944	396,505
30 Yr Pass Thru	6.500	06/01/39	2,145,403	2,385,522

Foreign Government Obligations 0.2%				$2,988,000

(Cost $3,192,321)

Argentina 0.2%				2,988,000

City of Buenos Aires (S)	9.950	03/01/17	3,320,000	2,988,000

Convertible Bonds 0.1%				$1,176,761

(Cost $702,974)

Consumer Discretionary 0.1%				1,176,761

Media 0.1%
XM Satellite Radio, Inc. (S)	7.000	12/01/14	586,000	1,176,761

Municipal Bonds 0.1%				$1,647,162

(Cost $1,741,051)

State of Illinois, GO	5.100	06/01/33	1,880,000	1,647,162

Term Loans (M) 0.6%				$11,185,901

(Cost $11,090,221)

Consumer Discretionary 0.1%				1,962,538

Auto Components 0.0%
Tower Automotive Holdings USA LLC	4.750	04/23/20	473,813	474,405

Hotels, Restaurants & Leisure 0.1%
CCM Merger, Inc.	5.000	03/01/17	688,341	692,357

Multiline Retail 0.0%
JC Penney Corp., Inc.	6.000	05/21/18	250,000	243,616

11

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Consumer Discretionary (continued)

Specialty Retail 0.0%
Toys R Us Property Company I LLC	6.000	08/21/19	560,000	$552,160

Consumer Staples 0.0%				743,050

Household Products 0.0%
The Sun Products Corp. (T)	TBD	03/23/20	770,000	743,050

Financials 0.1%				2,542,932

Capital Markets 0.1%
Walter Investment Management Corp.	5.750	11/28/17	1,926,218	1,937,053

Real Estate Investment Trusts 0.0%
iStar Financial, Inc.	4.500	10/16/17	604,368	605,879

Industrials 0.2%				2,591,547

Aerospace & Defense 0.1%
WP CPP Holdings LLC	4.750	12/27/19	995,000	996,244

Airlines 0.1%
Delta Air Lines, Inc.	4.000	10/18/18	1,592,000	1,595,303

Materials 0.1%				1,442,923

Metals & Mining 0.1%
Fortescue Metals Group Finance PTY, Ltd.	5.250	10/18/17	1,439,125	1,442,923

Telecommunication Services 0.0%				498,536

Wireless Telecommunication Services 0.0%
Cricket Communications, Inc.	4.750	10/10/19	497,500	498,536

Utilities 0.1%				1,404,375

Electric Utilities 0.1%
La Frontera Generation LLC	4.500	09/30/20	1,400,000	1,404,375

Capital Preferred Securities 1.2%				$21,822,901

(Cost $21,430,625)

Financials 1.2%				21,822,901

Capital Markets 0.2%
State Street Capital Trust IV (P)	1.273	06/15/37	4,580,000	3,709,800

Commercial Banks 0.5%
Allfirst Preferred Capital Trust (P)	1.768	07/15/29	1,305,000	1,083,150
Fifth Third Capital Trust IV (6.500% to 04/15/2037, then 3
month LIBOR + 1.368%)	6.500	04/15/37	5,175,000	5,136,188
PNC Financial Services Group, Inc. (6.750% to 08/01/2021,
then 3 month LIBOR + 3.678%) (Q)	6.750	08/01/21	1,200,000	1,248,000
Sovereign Capital Trust VI	7.908	06/13/36	1,840,000	1,936,600

Insurance 0.5%
MetLife Capital Trust IV (7.875% to 12/15/2032, then 3
month LIBOR + 3.960%) (S)	7.875	12/15/37	960,000	1,089,600
MetLife Capital Trust X (9.250% to 04/08/2033, then 3 month
LIBOR + 5.540%) (S)	9.250	04/08/38	2,050,000	2,654,750

12

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Financials (continued)

ZFS Finance USA Trust II (6.450% to 06/15/2016, then 3
month LIBOR + 2.000%) (S)	6.450	12/15/65	2,800,000	$2,982,000
ZFS Finance USA Trust V (6.500% to 05/09/2017, then 3
month LIBOR + 2.285%) (S)	6.500	05/09/37	1,875,000	1,982,813

Collateralized Mortgage Obligations 18.1%				$326,818,287

(Cost $323,258,854)

Commercial & Residential 13.7%				246,618,321

American Home Mortgage Assets LLC
Series 2006-6, Class XP IO	2.054	12/25/46	22,813,676	1,570,744
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (P)	0.404	06/25/45	4,369,800	3,800,105
Americold 2010 LLC Trust
Series 2010-ARTA, Class D (S)	7.443	01/14/29	4,285,000	4,768,262
Banc of America Commercial Mortgage Trust, Inc.
Series 2006-2, Class AM (P)	5.954	05/10/45	3,615,000	3,963,775
Series 2006-4, Class AM	5.675	07/10/46	5,475,000	5,969,628
Series 2006-3, Class A4 (P)	5.889	07/10/44	3,935,000	4,309,620
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-2, Class A1 (P)	2.600	03/25/35	3,634,603	3,629,831
Series 2005-5, Class A2 (P)	2.320	08/25/35	3,953,742	3,923,555
Bear Stearns Alt-A Trust
Series 2004-12, Class 1A1 (P)	0.884	01/25/35	5,726,948	5,548,004
Series 2005-5, Class 1A4 (P)	0.744	07/25/35	3,244,845	2,923,057
Series 2005-7, Class 11A1 (P)	0.724	08/25/35	5,155,900	4,531,412
Bear Stearns Asset Backed Securities Trust
Series 2004-AC5, Class A1	5.750	10/25/34	2,488,417	2,586,705
Citigroup Commercial Mortgage Trust
Series 2006-C4, Class A3 (P)	5.939	03/15/49	4,900,000	5,324,972
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2005-CD1, Class C (P)	5.393	07/15/44	1,230,000	1,250,167
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class A4 (P)	5.994	12/10/49	6,345,000	7,179,475
Series 2010-C1, Class D (P) (S)	6.078	07/10/46	3,280,000	3,336,682
Series 2012-CR2, Class XA IO	2.114	08/15/45	19,868,754	2,278,390
Series 2012-CR5, Class XA IO	2.082	12/10/45	28,271,334	3,112,165
Series 2012-LC4, Class B (P)	4.934	12/10/44	1,955,000	2,005,631
Series 2012-LC4, Class C (P)	5.824	12/10/44	4,110,000	4,232,852
Series 2013-300P, Class D (P) (S)	4.539	08/10/30	4,315,000	3,949,947
Deutsche Mortgage Securities, Inc.
Series 2004-4, Class 2AR1 (P)	0.724	06/25/34	4,108,767	3,688,966
Extended Stay America Trust
Series 2013-ESFL, Class DFL (P) (S)	3.322	12/05/31	3,615,000	3,643,591
Series 2013-ESHM, Class M (S)	7.625	12/05/19	2,900,000	2,932,274
Fontainebleau Miami Beach Trust
Series 2012-FBLU, Class C (S)	4.270	05/05/27	1,555,000	1,589,002
Series 2012-FBLU, Class D (S)	5.007	05/05/27	2,750,000	2,794,685
GMAC Mortgage Corp. Loan Trust
Series 2004-AR2, Class 3A (P)	3.330	08/19/34	2,710,206	2,598,304
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7, Class AM (P)	6.056	07/10/38	3,325,000	3,620,799
GS Mortgage Securities Corp. II
Series 2013-KYO, Class D (P) (S)	2.785	11/08/29	3,685,000	3,652,089

13

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

GSR Mortgage Loan Trust
Series 2005-AR6, Class 3A1 (P)	2.655	09/25/35	4,403,694	$4,265,079
Series 2004-9, Class B1 (P)	3.099	08/25/34	1,600,889	907,378
Series 2006-AR1, Class 3A1 (P)	3.169	01/25/36	2,526,741	2,155,010
HarborView Mortgage Loan Trust
Series 2005-8, Class 1X IO	2.204	09/19/35	12,387,947	970,212
Series 2005-9, Class 2A1C (P)	0.634	06/20/35	5,087,421	4,354,751
Series 2005-11, Class X IO	2.072	08/19/45	9,711,223	413,056
Series 2007-3, Class ES IO (S)	0.350	05/19/47	60,961,216	548,651
Series 2007-4, Class ES IO	0.350	07/19/47	67,016,560	670,166
Series 2007-6, Class ES IO (S)	0.342	08/19/37	51,221,317	435,381
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.006	10/25/36	24,726,366	1,876,731
Series 2005-AR18, Class 2X IO	1.644	10/25/36	39,056,867	1,399,560
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP5, Class AM (P)	5.410	12/15/44	6,240,000	6,738,988
Series 2006-LDP7, Class AM (P)	6.056	04/15/45	4,195,000	4,579,262
Series 2006-LDP9, Class AM	5.372	05/15/47	6,725,000	7,098,695
Series 2007-CB18, Class A4	5.440	06/12/47	6,300,000	6,903,761
Series 2007-LD12, Class AM (P)	6.196	02/15/51	5,600,000	6,067,393
Series 2007-LDPX Class AM (P)	5.464	01/15/49	6,175,000	6,255,565
Series 2012-HSBC Class XA IO (S)	1.582	07/05/32	20,100,000	2,123,525
Series 2012-PHH, Class D (P) (S)	3.452	10/15/25	1,575,000	1,588,358
Series 2013-JWRZ, Class D (P) (S)	3.174	04/15/30	3,095,000	3,104,430
LB-UBS Commercial Mortgage Trust
Series 2006-C6, Class AM	5.413	09/15/39	6,124,000	6,649,684
Merrill Lynch Mortgage Investors Trust
Series 2004-1, Class 2A1 (P)	2.209	12/25/34	3,682,368	3,629,670
Series 2007-3, Class M1 (P)	3.207	09/25/37	1,024,890	530,522
Series 2007-3, Class M2 IO	3.207	09/25/37	345,193	35,903
Series 2007-3, Class M3 IO	3.207	09/25/37	114,134	1,557
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (P)	4.328	02/15/46	2,403,000	2,170,149
Morgan Stanley Capital I Trust
Series 2006-HQ10, Class AM	5.360	11/12/41	3,500,000	3,771,355
Series 2007-IQ13, Class A4	5.364	03/15/44	5,765,000	6,342,255
MortgageIT Trust
Series 2005-2, Class 1A2 (P)	0.514	05/25/35	3,231,630	3,008,447
Motel 6 Trust
Series 2012-MTL6, Class D (S)	3.781	10/05/25	5,845,000	5,613,895
Residential Accredit Loans, Inc.
Series 2005-QO4, Class XIO IO	2.492	12/25/45	24,994,192	1,170,765
Springleaf Mortgage Loan Trust
Series 2012-3A, Class M1 (P) (S)	2.660	12/25/59	1,520,000	1,494,666
Structured Asset Securities Corp.
Series 2003-6A, Class B1 (P)	2.526	03/25/33	1,368,483	983,645
Thornburg Mortgage Securities Trust
Series 2004-1, Class II2A (P)	1.789	03/25/44	3,321,782	3,263,751
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05/10/45	2,220,000	2,234,323
Series 2012-C1, Class C (P) (S)	5.720	05/10/45	1,580,000	1,615,548
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (S)	1.963	05/10/63	27,674,721	2,598,463
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class AM (P)	5.591	04/15/47	1,810,000	1,924,812

14

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

Commercial & Residential (continued)

WaMu Mortgage Pass Through Certificates
Series 2005-AR2, Class 2A3 (P)	0.534	01/25/45	2,687,883	$2,346,578
Series 2005-AR2, Class 2A1B (P)	0.554	01/25/45	1,901,039	1,628,398
Series 2005-AR2, Class X IO	1.570	01/25/45	50,010,987	2,145,216
Series 2005-AR6, Class X IO	1.607	04/25/45	32,204,666	2,058,535
Series 2005-AR8, Class X IO	1.609	07/25/45	44,249,081	2,012,466
Series 2005-AR8, Class 2AB2 (P)	0.604	07/25/45	4,735,627	4,155,674
Series 2005-AR13, Class X IO	1.463	10/25/45	108,053,799	4,461,444
Series 2005-AR19, Class A1A2 (P)	0.474	12/25/45	4,829,771	4,233,864
Wells Fargo Commercial Mortgage Trust
Series 2013-BTC, Class E (P) (S)	3.668	04/16/35	2,850,000	2,170,070
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR5, Class 1A1 (P)	2.671	04/25/35	2,288,419	2,224,517
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (S)	2.427	11/15/45	30,401,777	3,912,070
Series 2013-C15, Class B	4.636	08/15/46	1,072,000	1,059,438

U.S. Government Agency 4.4%				80,199,966

Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500	11/15/32	11,616,677	2,418,637
Series 3581, Class IO	6.000	10/15/39	1,191,107	203,824
Series 3623, Class LI IO	4.500	01/15/25	1,085,139	85,585
Series 3630, Class BI IO	4.000	05/15/27	326,970	4,265
Series 3794, Class PI IO	4.500	02/15/38	2,364,911	301,433
Series 3908, Class PA	4.000	06/15/39	2,706,731	2,834,242
Series 4060, Class HC	3.000	03/15/41	6,007,393	6,181,115
Series 4065, Class QA	3.000	08/15/41	4,242,165	4,312,683
Series 4068, Class AP	3.500	06/15/40	6,439,744	6,649,499
Series 4077, Class IK IO	5.000	07/15/42	5,337,693	1,125,095
Series 4136, Class IH IO	3.500	09/15/27	17,542,559	2,279,259
Series K017, Class X1 IO	1.598	12/25/21	14,883,551	1,338,716
Series K018, Class X1 IO	1.605	01/25/22	19,871,285	1,802,206
Series K021, Class X1 IO	1.646	06/25/22	4,692,897	473,180
Series K022, Class X1 IO	1.432	07/25/22	36,581,751	3,187,624
Series K708, Class X1 IO	1.643	01/25/19	30,713,771	2,120,233
Series K709, Class X1 IO	1.676	03/25/19	17,355,619	1,237,820
Series K710, Class X1 IO	1.914	05/25/19	14,060,582	1,180,555
Series K711, Class X1 IO	1.833	07/25/19	49,865,273	4,086,509
Federal National Mortgage Association
Series 2009-47, Class EI IO	5.000	08/25/19	1,680,732	155,005
Series 2009-50, Class GI IO	5.000	05/25/39	2,809,387	409,549
Series 2009-78, Class IB IO	5.000	06/25/39	3,656,281	502,970
Series 2009-109, Class IW IO	4.500	04/25/38	1,580,192	200,764
Series 2010-14, Class AI IO	4.000	08/25/27	893,251	21,814
Series 2010-36, Class BI IO	4.000	03/25/28	967,433	26,800
Series 2012-19, Class JA	3.500	03/25/41	8,276,439	8,484,732
Series 2012-67, Class KG	3.500	02/25/41	1,969,290	2,015,812
Series 2012-110, Class MA	3.000	07/25/41	7,239,696	7,484,825
Series 2012-118, Class IB IO	3.500	11/25/42	8,403,566	1,825,259
Series 2012-137, Class QI IO	3.000	12/25/27	17,368,489	2,611,217
Series 2012-137, Class WI IO	3.500	12/25/32	12,417,883	2,318,564
Series 398, Class C3 IO	4.500	05/25/39	1,215,897	183,225
Series 401, Class C2 IO	4.500	06/25/39	1,087,732	154,637
Series 402, Class 3 IO	4.000	11/25/39	1,941,664	342,874
Series 402, Class 4 IO	4.000	10/25/39	3,053,008	533,264

15

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value

U.S. Government Agency (continued)

Series 402, Class 7 IO	4.500	11/25/39	2,997,048	$510,868
Series 407, Class 15 IO	5.000	01/25/40	3,527,814	589,661
Series 407, Class 16 IO	5.000	01/25/40	567,684	85,565
Series 407, Class 17 IO	5.000	01/25/40	631,645	108,451
Series 407, Class 21 IO	5.000	01/25/39	1,990,035	308,549
Series 407, Class 7 IO	5.000	03/25/41	2,801,409	504,995
Series 407, Class 8 IO	5.000	03/25/41	1,390,593	264,173
Series 407, Class C6 IO	5.500	01/25/40	7,256,913	1,285,541
Government National Mortgage Association
Series 2010-78, Class AI IO	4.500	04/20/39	2,464,521	161,087
Series 2012-114, Class IO	1.030	01/16/53	11,501,936	1,080,653
Series 2013-42, Class IA IO	3.500	03/20/43	17,248,968	2,684,012
Series 2013-42, Class YI IO	3.500	03/20/43	22,489,324	3,522,620

Asset Backed Securities 7.1%				128,015,331

(Cost $124,240,113)

ACE Securities Corp.
Series 2006-ASP5, Class A2B (P)	0.314	10/25/36	1,960,574	887,479
Series 2006-ASP5, Class A2C (P)	0.364	10/25/36	1,645,387	748,373
Series 2006-ASP5, Class A2D (P)	0.444	10/25/36	3,156,312	1,450,281
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (P)	0.634	05/25/35	2,419,980	2,261,065
Aegis Asset Backed Securities Trust
Series 2004-3, Class A1 (P)	0.544	09/25/34	1,636,296	1,606,592
Series 2005-4, Class M1 (P)	0.634	10/25/35	4,810,000	4,058,995
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (P)	0.654	05/25/35	2,840,000	2,528,162
Argent Securities, Inc.
Series 2003-W10, Class M1 (P)	1.264	01/25/34	1,665,138	1,590,155
Series 2004-W6, Class M1 (P)	0.734	05/25/34	2,031,493	1,971,694
Series 2006-M2, Class A2C (P)	0.334	09/25/36	8,501,454	3,498,484
Asset Backed Funding Certificates
Series 2005-AQ1, Class A4	5.010	06/25/35	1,590,243	1,610,073
Series 2005-HE1, Class M1 (P)	0.604	03/25/35	2,708,320	2,524,525
Bravo Mortgage Asset Trust
Series 2006-1A, Class A2 (P) (S)	0.424	07/25/36	4,048,931	3,640,346
Carrington Mortgage Loan Trust
Series 2005-OPT2, Class M2 (P)	0.634	05/25/35	2,476,169	2,401,792
Citicorp Residential Mortgage Securities, Inc.
Series 2007-2, Class A6 (P)	5.963	06/25/37	1,904,159	1,926,331
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (S)	4.474	03/20/43	7,745,844	7,627,356
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08/15/25	138,304	136,851
Countrywide Asset-Backed Certificates
Series 2004-10, Class AF5B	5.110	02/25/35	3,059,465	3,204,563
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB2, Class M1 (P)	0.844	04/25/36	3,145,330	3,017,734
CSMC Trust
Series 2006-CF2, Class M1 (P) (S)	0.654	05/25/36	3,245,000	3,108,311
Dominos Pizza Master Issuer LLC
Series 2012-1A, Class A2 (S)	5.216	01/25/42	6,251,113	6,635,525
Encore Credit Receivables Trust
Series 2005-2, Class M2 (P)	0.644	11/25/35	3,350,000	3,015,647

16

Bond Fund

As of 8-31-13 (Unaudited)

		Maturity
	Rate (%)	date	Par value^	Value
Fremont Home Loan Trust
Series 2005-1, Class M3 (P)	0.949	06/25/35	2,500,000	$2,369,553
GSAA Trust
Series 2005-10, Class M3 (P)	0.734	06/25/35	4,265,000	3,979,330
GSAMP Trust
Series 2006-NC1, Class A2 (P)	0.364	02/25/36	2,295,754	2,131,434
Home Equity Asset Trust
Series 2005-5, Class M1 (P)	0.664	11/25/35	3,235,000	3,155,322
Series 2005-6, Class M1 (P)	0.654	12/25/35	1,810,000	1,756,495
Home Equity Mortgage Loan Asset-Backed Trust
Series 2005-C, Class AII3 (P)	0.554	10/25/35	3,212,500	2,974,913
Mastr Asset Backed Securities Trust
Series 2007-HE2, Class A2 (P)	0.884	08/25/37	1,169,550	1,139,762
Merrill Lynch Mortgage Investors, Inc.
Series 2005-WMC1, Class M1 (P)	0.934	09/25/35	2,074,762	1,876,572
Morgan Stanley ABS Capital I
Series 2006-HE4, Class A3 (P)	0.334	06/25/36	2,702,735	1,732,528
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (P)	0.634	03/25/35	3,195,000	3,032,212
Series 2005-3, Class M1 (P)	0.664	07/25/35	1,715,000	1,686,763
Park Place Securities, Inc.
Series 2004-WHQ2, Class M2 (P)	1.129	02/25/35	6,085,181	5,994,542
Series 2005-WCH1, Class M2 (P)	0.704	01/25/36	5,416,271	5,310,708
People's Choice Home Loan Securities Trust
Series 2005-1, Class M3 (P)	1.054	01/25/35	2,555,000	2,532,197
RAMP Trust
Series 2005-RS3, Class M1 (P)	0.604	03/25/35	2,855,000	2,653,183
Renaissance Home Equity Loan Trust
Series 2005-2, Class AF3	4.499	08/25/35	739,084	740,594
Series 2005-2, Class AF4	4.934	08/25/35	2,680,000	2,568,617
Sonic Capital LLC
Series 2011-1A, Class A2 (S)	5.438	05/20/41	2,654,166	2,805,345
Soundview Home Loan Trust
Series 2006-OPT2, Class A3 (P)	0.364	05/25/36	1,411,952	1,288,074
Specialty Underwriting & Residential Finance Trust
Series 2006-BC1, Class A2D (P)	0.484	12/25/36	6,930,000	6,446,702
Westgate Resorts LLC
Series 2012-2A, Class A (S)	3.000	01/20/25	2,870,452	2,881,216
Series 2012-2A, Class B (S)	4.500	01/20/25	5,176,336	5,156,925
Series 2012-3A, Class A (S)	2.500	03/20/25	2,177,652	2,176,291
Series 2012-3A, Class B (S)	4.500	03/20/25	642,710	640,099
Series 2013-1A, Class B (S)	3.750	08/20/25	1,557,029	1,535,620

			Shares	Value

Preferred Securities 1.3%				$23,290,751

(Cost $23,203,491)

Consumer Staples 0.1%				2,073,609

Food & Staples Retailing 0.1%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)			23,250	2,073,609

17

Bond Fund

As of 8-31-13 (Unaudited)

	Shares	Value

Financials 0.9%		$16,285,177

Capital Markets 0.1%
The Goldman Sachs Group, Inc., 5.500%	85,725	1,947,586

Commercial Banks 0.5%
PNC Financial Services Group, Inc. (6.125% to 05/01/2022, then 3
month LIBOR + 4.067%)	106,775	2,723,830
Regions Financial Corp., 6.375%	102,790	2,371,365
U.S. Bancorp (6.000% to 04/15/2017, then 3 month LIBOR +
4.861%)	85,150	2,283,723
Wells Fargo & Company, Series L, 7.500%	1,342	1,523,170

Consumer Finance 0.2%
Ally Financial, Inc., 7.300%	48,470	1,210,296
Discover Financial Services, 6.500%	60,000	1,417,800

Diversified Financial Services 0.1%
Citigroup Capital XIII (7.875% to 10/30/2015, then 3 month LIBOR +
6.370%)	16,000	440,000
GMAC Capital Trust I (8.125% to 02/15/2016, then 3 month LIBOR
+ 5.785%)	65,230	1,729,247

Real Estate Investment Trusts 0.0%
Weyerhaeuser Company, 6.375%	12,000	638,160

Industrials 0.2%		3,122,594

Aerospace & Defense 0.1%
United Technologies Corp., 7.500%	31,265	1,941,869

Airlines 0.1%
Continental Airlines Finance Trust II, 6.000%	27,300	1,180,725

Materials 0.0%		350,014

Metals & Mining 0.0%
ArcelorMittal, 6.000%	16,860	350,014

Utilities 0.1%		1,459,357

Electric Utilities 0.1%
Duke Energy Corp., 5.125%	60,035	1,272,142
PPL Corp., 8.750%	3,500	187,215

	Par value	Value

Short-Term Investments 0.2%		$2,954,000

(Cost $2,954,000)

Repurchase Agreement 0.2%		2,954,000

Barclays Tri-Party Repurchase Agreement dated 08/30/2013 at
0.040% to be repurchased at $2,448,011 on 09/03/2013,
collateralized by $2,571,000 U.S. Treasury Note, 0.750% due
03/31/2018 (valued at $2,497,057, including interest)	$2,448,000	$2,448,000
Repurchase Agreement with State Street Corp. dated 08/30/2013 at
0.000% to be repurchased at $506,000 on 09/03/2013, collateralized by $515,000 U.S. Treasury Note, 1.000% due 08/31/2016 (valued at
$520,617, including interest)	506,000	506,000

18

Bond Fund

As of 8-31-13 (Unaudited)

Total investments (Cost $1,779,824,335)† 99.1%	$1,786,873,423

Other assets and liabilities, net 0.9%	$16,500,651

Total net assets 100.0%	$1,803,374,074

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable of the fund. All par values are denominated in U.S. Dollars unless otherwise indicated.

BRL	Brazilian Real
GO	General Obligation
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Paid-in-kind
PO	Principal-Only Security - (Principal Tranche of Stripped Security). Rate shown is the annualized yield at the end of the period.
TBD	To Be Determined
USGG	U.S. Generic Government Yield Index
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $412,572,947 or 22.9% of the Fund's net assets as of 8-31-13.
(T)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
†	At 8-31-13, the aggregate cost of investment securities for federal income tax purposes was $1,784,285,870. Net unrealized appreciation aggregated $2,587,553, of which $52,245,214 related to appreciated investment securities and $49,657,661 related to depreciated investment securities.

19

Bond Fund

As of 8-31-13 (Unaudited)

Notes to Portfolio of Investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter (OTC) market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund’s investments as of August 31, 2013, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	08/31/2013	Price	Inputs	Inputs
Corporate Bonds	$853,484,331	—	$852,083,595	$1,400,736
U.S. Government & Agency Obligations	413,489,998	—	413,489,998	—
Foreign Government Obligations	2,988,000	—	2,988,000	—
Convertible Bonds	1,176,761	—	1,176,761	—
Municipal Bonds	1,647,162	—	1,647,162	—
Term Loans	11,185,901	—	11,185,901	—
Capital Preferred Securities	21,822,901	—	21,822,901	—
Collateralized Mortgage Obligations	326,818,287	—	324,104,651	2,713,636
Asset Backed Securities	128,015,331	—	126,479,711	1,535,620
Preferred Securities	23,290,751	$18,088,831	5,201,920	—
Short-Term Investments	2,954,000	—	2,954,000	—

Total Investments in Securities	$1,786,873,423	$18,088,831	$1,763,134,600	$5,649,992
Other Financial Instruments:
Futures	$284,936	$284,936	—	—

20

Bond Fund

As of 8-31-13 (Unaudited)

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral for certain tri-party repurchase agreements is held at a third-party custodian bank in a segregated account for the benefit of the fund.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions. Collateral received by the portfolio for repurchase agreements is disclosed in the Portfolio of investments as part of the caption related to the repurchase agreement.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

Term loans (Floating rate loans). The fund may invest in term loans, which often include debt securities that are rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

A fund’s ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. A fund’s failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason, would adversely affect the fund’s income and would likely reduce the value of its assets. Because many term loans are not rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor’s credit analysis of the borrower and/or term loan agents. A fund may have limited rights to enforce the terms of an underlying loan.

At August 31, 2013, the fund had $445,875 in unfunded loan commitments outstanding.

Derivative Instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the OTC market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

21

Bond Fund

As of 8-31-13 (Unaudited)

Futures. A futures contract is a contractual agreement to buy or sell a particular currency or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets and contract prices that can be highly volatile and imperfectly correlated to movements in the underlying financial instrument. Use of long futures contracts subjects the funds to the risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the funds to unlimited risk of loss.

During the period ended August 31, 2013, the fund used futures contracts to manage duration of the portfolio. The following table summarizes the contracts held at August 31, 2013.

						Unrealized
	Number of					Appreciation
Open Contracts	Contracts	Position	Expiration Date	Notional Basis	Notional Value	(Depreciation)

Ultra Long U.S. Treasury Bond Futures	398	Long	Dec 2013	$56,181,314	$56,466,250	$284,936

For additional information on the fund’s significant accounting policies, please refer to the fund’s most recent semiannual or annual shareholder report.

22

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** Investment Operations John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** Investment Operations John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line	**800-225-5291** **800-338-8080**

This report is for the information of the shareholders of John Hancock Bond Fund.

21Q1 8/13
10/13

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
-------------------------------
Hugh McHaffie
President

Date:	October 25, 2013

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	October 25, 2013